Related Party Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
EXOR N.V
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	41.40%
Iveco-Oto Melara Societa Consortile [Member]
Related Party Transaction [Line Items]
Pledged guarantees on commitments	$ 187	$ 203